SCHEDULE OF ENTITIES AND ITS SUBSIDIARIES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DIGLS [Member]
Entity name	DIGLS	DIGLS
Entity incorporation date	Jul. 04, 2016	Jul. 04, 2016
Nature of operation	Investment holding	Investment holding
Country of incorporation	Republic of Seychelles	Republic of Seychelles
DILHK [Member]
Entity name	DILHK	DILHK
Entity incorporation date	Jun. 22, 2016	Jun. 22, 2016
Nature of operation	Investment holding	Investment holding
Country of incorporation	Hong Kong, PRC	Hong Kong, PRC
QHDX [Member]
Entity name	QHDX	QHDX
Entity incorporation date	Nov. 03, 2016	Nov. 03, 2016
Nature of operation	Investment holding	Investment holding
Country of incorporation	PRC	PRC
FVTL [Member]
Entity name	FVTL	FVTL
Entity incorporation date	May 31, 2011	May 31, 2011
Nature of operation	Trading of food and platform	Trading of food and platform
Country of incorporation	PRC	PRC
JJGS [Member]
Entity name	JJGS	JJGS
Entity incorporation date	Aug. 17, 2017	Aug. 17, 2017
Nature of operation	Investment holding	Investment holding
Country of incorporation	Republic of Seychelles	Republic of Seychelles
JJHK [Member]
Entity name	JJHK	JJHK
Entity incorporation date	Aug. 24, 2017	Aug. 24, 2017
Nature of operation	Investment holding	Investment holding
Country of incorporation	Hong Kong, PRC	Hong Kong, PRC
JJSZ [Member]
Entity name	JJSZ	JJSZ
Entity incorporation date	Nov. 16, 2018	Nov. 16, 2018
Nature of operation	Trading of food	Trading of food
Country of incorporation	PRC	PRC
Xixingdao [Member]
Entity name	Xixingdao	Xixingdao
Entity incorporation date	Aug. 28, 2019	Aug. 28, 2019
Nature of operation	Drinking water distribution and delivery	Drinking water distribution and delivery
Country of incorporation	PRC	PRC
FLTT [Member]
Entity name	Dongguan City Fu La Tu Trade Ltd (“FLTT”)	Dongguan City Fu La Tu Trade Ltd (“FLTT”)
Entity incorporation date	Sep. 27, 2020	Sep. 27, 2020
Nature of operation	Trading of alcoholic beverages	Trading of alcoholic beverages
Country of incorporation	PRC	PRC
FXGT [Member]
Entity name	Dongguan City Fu Xin Gu Trade Ltd (“FXGT”)	Dongguan City Fu Xin Gu Trade Ltd (“FXGT”)
Entity incorporation date	Dec. 02, 2020	Dec. 02, 2020
Nature of operation	Trading of alcoholic beverages	Trading of alcoholic beverages
Country of incorporation	PRC	PRC
Dongguan City Fu Lai Food Ltd ("FLFL") [Member]
Entity name	Dongguan City Fu Lai Food Ltd (“FLFL”)	Dongguan City Fu Lai Food Ltd (“FLFL”)
Entity incorporation date	Sep. 27, 2020	Sep. 27, 2020
Nature of operation	Drinking water distribution and delivery	Drinking water distribution and delivery
Country of incorporation	PRC	PRC
FXGT [Member]
Entity name	Dongguan City Fu Xin Technology Ltd (“FXTL”)	Dongguan City Fu Xin Technology Ltd (“FXTL”)
Entity incorporation date	Nov. 12, 2020	Nov. 12, 2020
Nature of operation	Drinking water distribution and delivery	Drinking water distribution and delivery
Country of incorporation	PRC	PRC
FGHL [Member]
Entity name	Dongguan City Fu Guan Healthy Industry Technology Ltd (“FGHL”)	Dongguan City Fu Guan Healthy Industry Technology Ltd (“FGHL”)
Entity incorporation date	Dec. 21, 2020	Dec. 21, 2020
Nature of operation	Drinking water distribution and delivery	Drinking water distribution and delivery
Country of incorporation	PRC	PRC
FJTL [Member]
Entity name	Dongguan City Fu Jing Technology Ltd (“FJTL”)	Dongguan City Fu Jing Technology Ltd (“FJTL”)
Entity incorporation date	Nov. 17, 2020	Nov. 17, 2020
Nature of operation	Drinking water distribution and delivery	Drinking water distribution and delivery
Country of incorporation	PRC	PRC
Dongguan City Fu Xiang Technology Ltd ("FGTL") [Member]
Entity name	Dongguan City Fu Xiang Technology Ltd (“FGTL”)	Dongguan City Fu Xiang Technology Ltd (“FGTL”)
Entity incorporation date	Nov. 16, 2020	Nov. 16, 2020
Nature of operation	Drinking water distribution and delivery	Drinking water distribution and delivery
Country of incorporation	PRC	PRC
Dongguan City Fu Ji Food & Beverage Ltd ("FJFL") [Member]
Entity name	Dongguan City Fu Ji Food & Beverage Ltd (“FJFL”)	Dongguan City Fu Ji Food & Beverage Ltd (“FJFL”)
Entity incorporation date	Nov. 09, 2020	Nov. 09, 2020
Nature of operation	Drinking water distribution and delivery	Drinking water distribution and delivery
Country of incorporation	PRC	PRC
Dongguan City Fu Yi Beverage Ltd ("FYDL") [Member]
Entity name	Dongguan City Fu Yi Beverage Ltd (“FYDL”)	Dongguan City Fu Yi Beverage Ltd (“FYDL”)
Entity incorporation date	Nov. 12, 2020	Nov. 12, 2020
Nature of operation	Drinking water distribution and delivery	Drinking water distribution and delivery
Country of incorporation	PRC	PRC
Dongguan City Fu Tai Food Trade Ltd ("FTFL") [Member]
Entity name		Dongguan City Fu Tai Food Trade Ltd (“FTFL”)
Entity incorporation date		Oct. 23, 2020
Nature of operation		Drinking water distribution and delivery
Country of incorporation		PRC
F S W L [Member]
Entity name	Dongguan City Fu Sheng Drinking Water Company Ltd (“FSWL”)
Entity incorporation date	Mar. 29, 2021
Nature of operation	Drinking water distribution and delivery
Country of incorporation	PRC
F J W L [Member]
Entity name	Dongguan City Fu Jia Drinking Water Company Ltd (“FJWL”)
Entity incorporation date	Mar. 29, 2021
Nature of operation	Drinking water distribution and delivery
Country of incorporation	PRC
F X W L [Member]
Entity name	Dongguan City Fu Xi Drinking Water Company Ltd (“FXWL”)
Entity incorporation date	Mar. 17, 2021
Nature of operation	Drinking water distribution and delivery
Country of incorporation	PRC
F L T L [Member]
Entity name	Dongguan City Fu Li Trading Ltd (“FLTL”)
Entity incorporation date	Sep. 10, 2021
Nature of operation	Trading of food, domestic appliance, plastic products
Country of incorporation	PRC
F J S T L [Member]
Entity name	Shenzhen Fu Jin Trading Technology Company Ltd (“FJSTL”)
Entity incorporation date	Jun. 07, 2021
Nature of operation	Trading of primary agricultural products, household appliances and plastic products; and Software technology development
Country of incorporation	PRC
F G G C [Member]
Entity name	Guangdong Fu Gu Supply Chain Group Ltd (“FGGC”)
Entity incorporation date	Sep. 13, 2021
Nature of operation	Providing supply chain management service, and trading of food, domestic appliance, and plastic products
Country of incorporation	PRC